                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-42

                             SCUDDER PORTFOLIO TRUST
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (6l7) 295-2663
                                                            --------------

                               Salvatore Schiavone
                  Deutsche Investment Management Americas Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        1/31

Date of reporting period:       7/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Income Fund

Semiannual Report to Shareholders

July 31, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary July 31, 2003

Classes A, B, C and I

Average Annual Total Returns* (Unadjusted for Sales Charge)
Scudder Income Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class A(a)	.87%	5.59%	6.57%	4.77%	5.36%
Class B(a)	.49%	4.80%	5.76%	3.98%	4.58%
Class C(a)	.54%	4.91%	5.87%	4.09%	4.68%
LB Aggregate Bond Index+	.35%	5.42%	8.50%	6.77%	6.79%

Scudder Income Fund	6-Month++	1-Year	Life of Class**
Class I++	1.09%	6.06%	5.26%
LB Aggregate Bond Index+	.35%	5.42%	7.34%

++ Total returns shown for periods less than one year are not annualized.

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class I
Net Asset Value: 7/31/03	$ 12.62	$ 12.62	$ 12.62	$ 12.62
1/31/03	$ 12.76	$ 12.76	$ 12.76	$ 12.76
Distribution Information: Six Months: Income Dividends	$ .25	$ .21	$ .21	$ .28
July Income Dividend	$ .0389	$ .0307	$ .0318	$ .0436
SEC 30-day Yield+++	2.54%	1.89%	1.99%	3.10%
Current Annualized Distribution Rate+++	3.70%	2.92%	3.02%	4.15%

+++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended July 31, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate.
Class A Lipper Rankings - Corporate Debt Funds A-Rated Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	102	of	201	51

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment(b)* (Adjusted for Sales Charge)
[] Scudder Income Fund - Class A(c) [] LB Aggregate Bond Index+

Yearly periods ended July 31

Comparative Results* (Adjusted for Sales Charge)
Scudder Income Fund		1-Year	3-Year	5-Year	10-Year
Class A(c)	Growth of $10,000	$10,084	$11,557	$12,055	$16,105
	Average annual total return	.84%	4.94%	3.81%	4.88%
Class B(c)	Growth of $10,000	$10,180	$11,630	$12,062	$15,642
	Average annual total return	1.80%	5.16%	3.82%	4.58%
Class C(c)	Growth of $10,000	$10,386	$11,748	$12,095	$15,642
	Average annual total return	3.86%	5.52%	3.88%	4.58%
LB Aggregate Bond Index+	Growth of $10,000	$10,542	$12,775	$13,874	$19,281
	Average annual total return	5.42%	8.50%	6.77%	6.79%

		1 Year	Life of Class**
Class I++	Growth of $10,000	$10,606	$11,141
	Average annual total return	6.06%	5.26%
LB Aggregate Bond Index+	Growth of $10,000	$10,542	$11,589
	Average annual total return	5.42%	7.34%

The growth of $10,000 is cumulative.

Notes to Performance Summary - Classes A, B, C and I

* Returns and rankings during the 3-, 5- and 10-year periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** Class I commenced operations on June 25, 2001. Index returns begin June 30, 2001.
a Returns shown for Class A, B and C shares for the periods prior to their inception on June 25, 2001 are derived from the historical performance of Class S shares of the Scudder Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
c Returns shown for Class A, B and C shares for the periods prior to their inception on June 25, 2001 are derived from the historical performance of Class S shares of the Scudder Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charge of 4.50%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C shares reflect an initial sales charge of 1%. Redemptions on Class C shares within one year of purchase may be subject to a CDSC of 1%. Any difference in expenses will affect performance.
+ The unmanaged Lehman Brothers (LB) Aggregate Bond Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
++ Class I shares are not subject to sales charges.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the Fund's most up-to-date performance. On the Web, go to scudder.com.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

Average Annual Total Returns*
Scudder Income Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class S	.99%	5.85%	6.83%	5.03%	5.63%
Class AARP(a)	.99%	5.93%	6.85%	5.04%	5.63%
LB Aggregate Bond Index+	.35%	5.42%	8.50%	6.77%	6.79%

++ Total returns shown for periods less than one year are not annualized.

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 7/31/03	$ 12.62	$ 12.62
1/31/03	$ 12.75	$ 12.76
Distribution Information: Six Months: Income Dividends	$ .27	$ .27
July Income Dividend	$ .0415	$ .0415
SEC 30-day Yield++	2.90%	2.90%
Current Annualized Distribution Rate++	3.95%	3.95%

++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended July 31, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate.
Class S Lipper Rankings* - Corporate Debt Funds A-Rated Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	88	of	201	44
3-Year	117	of	155	75
5-Year	86	of	126	68
10-Year	42	of	57	73

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment*
[] Scudder Income Fund - Class S [] LB Aggregate Bond Index+

Yearly periods ended July 31

Comparative Results*
Scudder Income Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,585	$12,191	$12,780	$17,288
	Average annual total return	5.85%	6.83%	5.03%	5.63%
Class AARP(a)	Growth of $10,000	$10,593	$12,200	$12,789	$17,301
	Average annual total return	5.93%	6.85%	5.04%	5.63%
LB Aggregate Bond Index+	Growth of $10,000	$10,542	$12,775	$13,874	$19,281
	Average annual total return	5.42%	8.50%	6.77%	6.79%

The growth of $10,000 is cumulative.

Notes to Performance Summary - Class AARP and Class S

* Returns and rankings during the 3-, 5- and 10-year periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement returns and rankings would have been lower.
a Returns shown for Class AARP shares for the period prior to its inception on July 31, 2000 are derived from the historical performance of Class S shares of Scudder Income Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.
+ The unmanaged Lehman Brothers (LB) Aggregate Bond Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 728-3337 (Class AARP) or (800) SCUDDER (Class S) for the fund's most up-to-date performance. On the Web, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

Portfolio Management Review

Gary Bartlett serves as lead portfolio manager of Scudder Income Fund. He is assisted by an extensive team of portfolio co-managers. In the following interview, the team discusses Scudder Income Fund's performance and the recent market environment.

Q: How did the bond market perform during the six-month period ended July 31, 2003?

A: The bond market continued to show strength for much of the period, but took a serious blow in July, when yields rose significantly and quickly. Those July losses chipped away at the gains of the previous five months, reducing the Lehman Brothers Aggregate Bond Index's return to 0.35% for the six-month period ended July 31, 2003.1 Treasury securities suffered the most, returning -0.51% for the period.

1 The Lehman Brothers Aggregate Bond Index is a total-return index including fixed-rate debt issues rated investment grade or better. It contains government, corporate and mortgage securities and is generally considered representative of the market for investment-grade bonds as a whole.

Throughout the period, the bond market experienced a good deal of volatility. Generally, when investors want to buy more Treasury bonds and fewer stocks, it means that buyers bid against each other to buy bonds, driving up bond prices. Investors did just that early in the period because of a shaky economy, terrorist fears and the war with Iraq. Later investors continued to bid up bond prices due to fears of deflation (a general decline in the prices of goods and services).

In June, the Federal Reserve Board cut the federal funds rate by a quarter of a point to only 1%. However, investors had expected a larger cut. So, suspecting that the Federal Reserve Board saw an economic recovery coming, investors bid bond prices down so they could invest in stocks. By July, the selling of Treasury bonds raised yields (bond prices and yields move in the opposite direction from one another) by about 1.5%, the biggest increase in 16 years.

Despite the hit that bonds and especially Treasuries took in July, other parts of the bond market turned in respectable gains for the overall period. These other areas, or so-called "spread sectors," include types of bonds that generally offer yields higher than Treasuries. Corporate bonds were the best-performing portion of the market. Lower-rated securities provided superior returns. BBB-rated bonds did the best in the investment-grade universe, and the high-yield sector declined dramatically in terms of spread versus Treasuries from 887 basis points (or 8.87 percentage points) at the end of January to 625 basis points (or 6.25 percentage points) at the end of July. A large spread indicates that investors require yields substantially above those of Treasuries in order to invest in such bonds and generally indicates a higher-risk environment. Smaller spreads generally indicate that investors are less concerned about risk and therefore willing to accept lower yields.

All other "spread sectors" outperformed Treasury bonds of similar duration as investors sought extra yield during a period of low absolute rate levels, but some only marginally so. Asset-backed securities outperformed greatly in the first five months of the period but lost some of those gains in July. Mortgage-backed bonds were especially hurt in July when Treasury yields rose rapidly.

Q: How did Scudder Income Fund perform for the six-month period ended July 31, 2003?

A: In the period, the fund outperformed its benchmark and performed on par with its average peer. The total return of the fund's Class A shares (unadjusted for sales charges) for the six months ended July 31, 2003, was 0.87%. (Please see pages 3 through 8 for performance of other share classes.) The Lehman Brothers Aggregate Bond Index delivered a 0.35% return. The average fund in the Lipper Corporate Debt A-Rated Funds category had an 0.81% return for the six-month period ended July 31, 2003.2

2 The Lipper Corporate Debt A-Rated Funds category includes funds that invest at least 65% of their assets in corporate debt issues rated A or better or in government issues.

Q: What is the fund's investment strategy?

A: We believe there are significant pricing inefficiencies inherent in non-Treasury bond markets. We attempt to exploit these inefficiencies through a bottom-up investment approach. Specifically, we evaluate the strength of an individual issue based on its creditworthiness, cash flow and price. We do not focus on techniques that do not add value on a consistent basis, such as interest rate forecasting or top-down sector rotation. Therefore, we remain duration neutral versus the fund's benchmark and do not manage sector exposure on a top-down basis.3

3 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a one-percentage-point change in market interest rate levels. A duration of 5, for example, means that if interest rates fall one percentage point, the price of a bond should rise by approximately 5%, and the price should fall by 5% for a one-percentage-point rise in interest rates. Bonds with a shorter duration are typically not as sensitive to interest rate movements as are bonds with a longer duration. They will, therefore, experience less price erosion in a rising-interest-rate environment.

Q: How did the fund's strategy and positioning contribute to its performance during the period?

A: The fund's performance was helped largely by our increased (but selective) use of lower-quality corporate bonds. During the most recent period when lower-quality corporate bonds outperformed other sectors of the bond market, this positioning gave the fund a distinct advantage.

The fund continues to hold positions in asset-backed securities (ABSs) and commercial mortgage-backed securities (CMBSs), both of which offer the opportunity to earn extra yield in comparison with Treasuries.4 And for investors who do their fundamental research, as we do, a wealth of individual securities is available that offer relatively low levels of risk. Our focus on finding CMBSs and ABSs that offer this combination of value and quality allowed us to generate strong performance from this portion of the portfolio over the past six months.

4 Asset-backed securities are bonds or notes backed by loans or accounts receivable originated by banks, credit card companies or other providers of credit. Commercial mortgage backed bonds are securities consisting of a group of commercial property mortgages.

Despite the difficulties which the mortgage-backed bond market had in July, our neutral allocation to the sector helped the fund outperform the benchmark in July. We focused on lower- and higher-coupon mortgages, which performed better than the most sensitive securities with yields between 5.0% to 5.5% that make up the majority of the Lehman Brothers Aggregate Bond Index. In addition, owning bonds with distinctive characteristics such as higher loan-to-value ratios, mortgages with low loan balances and securities backed by collateral from geographic regions that are less sensitive to prepayments benefited the portfolio as interest rates rose.5

5 The loan-to-value ratio is the ratio of a property's appraised value compared to the amount of the mortgage.

Q: Do you anticipate any change in your management strategies?

A: We will continue to apply our long-standing discipline of valuing the creditworthiness, structure and liquidity of individual securities. This discipline allows the team to seek to exploit specific incorrect pricing of individual bonds. At the same time, the team continues to focus on diversifying the portfolio's total risk over a broad range of independent investment decisions.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary July 31, 2003

Asset Allocation	7/31/03	1/31/03

Corporate Bonds	22%	25%
Collateralized Mortgage Obligations	19%	17%
Asset Backed	19%	13%
US Government Agency	15%	17%
US Treasury Obligations	11%	19%
Foreign Bonds - US$ Denominated	7%	5%
Cash Equivalents, net	3%	2%
Municipal Investments	3%	1%
Government National Mortgage Association	1%	1%
	100%	100%

Quality	7/31/03	1/31/03

US Government and Agencies	42%	51%
AAA*	26%	23%
AA	4%	2%
A	7%	9%
BBB	16%	11%
BB	3%	2%
B	2%	2%
	100%	100%

Effective Maturity (Excludes Cash Equivalents)	7/31/03	1/31/03

Less than 1 year	5%	8%
1 < 5 years	49%	54%
5 < 10 years	32%	23%
Greater than 10 years	14%	15%
	100%	100%

* Category includes cash equivalents, net

Weighted average effective maturity: 7.5 years and 7.1 years, respectively.

Asset allocation, quality and effective maturity are subject to change. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fact Sheet and Portfolio Holdings are available upon request.

Investment Portfolio as of July 31, 2003 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 22.0%
Consumer Discretionary 4.7%
American Achieve Corp., 11.625%, 1/1/2007	175,000	186,375
Ameristar Casino, Inc., 10.75%, 2/15/2009	105,000	117,600
AOL Time Warner, Inc., 6.75%, 4/15/2011	8,170,000	8,782,668
Aviall, Inc., 7.625%, 7/1/2011	90,000	89,550
Boca Resorts, Inc., 9.875%, 4/15/2009	315,000	333,900
Buffets, Inc., 11.25%, 7/15/2010	105,000	104,738
Central Garden & Pet Co., 9.125%, 2/1/2013	100,000	107,000
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	375,000	401,250
Chumash Casino & Resort Enterprise, 9.0%, 7/15/2010	125,000	134,375
Circus & Eldorado, 10.125%, 3/1/2012	180,000	179,550
Comcast Cable Communications:
6.375%, 1/30/2006	4,725,000	5,064,491
6.875%, 6/15/2009	6,605,000	7,286,127
CSC Holdings, Inc., 7.875%, 12/15/2007	275,000	274,313
Dex Media East LLC/ Financial, 12.125%, 11/15/2012	305,000	350,750
DIMON, Inc., Series B, 9.625%, 10/15/2011	665,000	724,850
EchoStar Communications Corp., 9.375%, 2/1/2009	325,000	343,281
Eldorado Resorts LLC, 10.5%, 8/15/2006	195,000	198,900
Finlay Fine Jewelry Corp., 8.375%, 5/1/2008	205,000	207,050
General Motors Corp.:
7.125%, 7/15/2013	50,000	48,763
8.25%, 7/15/2023	175,000	165,836
8.375%, 7/15/2033	4,285,000	4,003,728
Hard Rock Hotel, Inc., 8.875%, 6/1/2013	50,000	51,375
Herbst Gaming, Inc., 10.75%, 9/1/2008	420,000	460,950
Hines Horticulture, Inc., Series B, 12.75%, 10/15/2005	215,000	225,750
HLI Operating Co., Inc., 10.5%, 6/15/2010	50,000	53,125
International Game Technology, 8.375%, 5/15/2009	440,000	519,913
Intrawest Corp., 10.5%, 2/1/2010	180,000	194,850
Jacobs Entertainment Co., 11.875%, 2/1/2009	115,000	121,900
Jacuzzi Brands, Inc., 9.625%, 7/1/2010	50,000	51,500
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	100,000	105,000
Kellwood Co., 7.625%, 10/15/2017	100,000	94,500
Kindercare Learning Centers, Inc., 9.5%, 2/15/2009	50,000	51,125
Laidlaw International, Inc., 10.75%, 6/15/2011	75,000	79,875
Lin Television Corp., 6.5%, 5/15/2013	80,000	76,400
Mangrove Bay PassThru-Trust, 6.1%, 7/13/2033	4,660,000	4,387,250
MGM Mirage, Inc., 9.75%, 6/1/2007	435,000	476,325
Mortons Restaurant Group, 7.5%, 7/1/2010	50,000	45,250
MTR Gaming Group, 9.75%, 4/1/2010	50,000	51,625
Park Place Entertainment Corp.:
8.875%, 9/15/2008	2,060,000	2,250,550
9.375%, 2/15/2007	535,000	584,488
Payless Shoesource, Inc., 8.25%, 8/1/2013	50,000	48,875
PRIMEDIA, Inc., 7.625%, 4/1/2008	135,000	132,300
Remington Arms Co., 10.5%, 2/1/2011	115,000	118,726
Schuler Homes, Inc.:
9.375%, 7/15/2009	650,000	708,500
10.5%, 7/15/2011	200,000	226,000
Scientific Games Corp., 12.5%, 8/15/2010	103,000	118,450
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012	130,000	133,250
8.75%, 12/15/2011	455,000	482,300
Six Flags, Inc., 8.875%, 2/1/2010	255,000	230,775
Sonic Automotive, Inc., 11.0%, 8/1/2008	265,000	279,575
Time Warner, Inc., 8.11%, 8/15/2006	3,665,000	4,108,362
Transwestern Publishing, Series F, 9.625%, 11/15/2007	290,000	300,875
Venetian Casino Resort LLC, 11.0%, 6/15/2010	75,000	82,875
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	175,000	176,750
Worldspan LP/ WS Finance Corp., 9.625%, 6/15/2011	140,000	145,600
		46,280,059
Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008	230,000	245,238
Elizabeth Arden, Inc., Series B, 11.75%, 2/1/2011	265,000	295,475
Merisant Corp., 9.5%, 7/15/2013	50,000	51,375
National Beef Pack, 10.5%, 8/1/2011	50,000	50,000
Salton, Inc., 10.75%, 12/15/2005	80,000	79,200
Stater Brothers Holdings, Inc., 10.75%, 8/15/2006	235,000	246,163
Swift & Co., 10.125%, 10/1/2009	120,000	126,450
Williams Scotsman, Inc., 9.875%, 6/1/2007	65,000	62,888
		1,156,789
Energy 2.1%
ANR Pipeline Co., 8.875%, 3/15/2010	70,000	72,100
Avista Corp., 9.75%, 6/1/2008	900,000	1,024,875
Chesapeake Energy Corp., 8.125%, 4/1/2011	75,000	79,031
Citgo Petroleum Corp., 11.375%, 2/1/2011	580,000	639,450
Devon Energy Corp., 7.95%, 4/15/2032	7,395,000	8,523,285
Devon Financing Corp., 7.875%, 9/30/2031	1,975,000	2,255,859
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	3,215,000	3,281,036
Gulfterra Energy Partner, 6.25%, 6/1/2010	50,000	48,250
Houston Exploration Co., 7.0%, 6/15/2013	125,000	124,375
Lone Star Technologies, Series B, 9.0%, 6/1/2011	50,000	48,000
National Fuel Gas Co., 5.25%, 3/1/2013	1,290,000	1,249,788
Newpark Resources, Inc., 8.625%, 12/15/2007	115,000	116,150
Panhandle Eastern Pipe Line:
7.2%, 8/15/2024	90,000	92,700
7.95%, 3/15/2023	255,000	263,925
Parker Drilling Co., Series B, 10.125%, 11/15/2009	225,000	238,500
Pioneer Natural Resources Co., 9.625%, 4/1/2010	1,235,000	1,491,263
Southern Natural Gas, 8.875%, 3/15/2010	100,000	103,000
Stone Energy Corp., 8.75%, 9/15/2007	210,000	217,875
Trico Marine Services, 8.875%, 5/15/2012	120,000	86,100
Westport Resources Corp., 8.25%, 11/1/2011	495,000	527,175
Williams Cos., Inc.: 8.125%, 3/15/2012	50,000	47,625
8.625%, 6/1/2010	165,000	164,588
Williams Holdings of Delaware, Inc., 6.5%, 12/1/2008	70,000	63,000
		20,757,950
Financials 7.4%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	3,100,000	3,503,874
Ahold Finance USA, Inc., 6.25%, 5/1/2009	325,000	294,938
Americredit Corp.:
9.25%, 5/1/2009	95,000	90,250
9.875%, 4/15/2006	175,000	170,188
Arcel Finance Ltd., 7.048%, 9/1/2011	3,090,000	3,109,313
Arch Western Finance, 6.75%, 7/1/2013	115,000	113,275
ASIF Global Finance, 4.9%, 1/17/2013	7,675,000	7,472,902
CBRE Escrow, Inc., 9.75%, 5/15/2010	175,000	187,250
Citigroup, Inc., 6.875%, 2/15/2098	10,025,000	10,332,196
Enterprise Rent-A-Car USA Finance Co., 7.35%, 6/15/2008	9,910,000	11,163,427
Farmers Exchange Capital, 7.2%, 7/15/2048	65,000	50,611
Farmers Insurance Exchange, 8.625%, 5/1/2024	150,000	143,625
Florida Windstorm, 7.125%, 2/25/2019	300,000	329,501
Ford Motor Credit Co., 6.875%, 2/1/2006	5,389,000	5,659,054
General Electric Capital Corp.:
5.45%, 1/15/2013	400,000	401,584
6.0%, 6/15/2012	445,000	468,086
8.125%, 5/15/2012	5,000,000	5,928,615
Household Finance Corp., 6.5%, 1/24/2006	3,340,000	3,642,834
IOS Capital LLC, 7.25%, 6/30/2008	85,000	78,200
LaBranche & Co., Inc., 12.0%, 3/2/2007	445,000	502,850
PEI Holdings, Inc., 11.0%, 3/15/2010	130,000	143,000
Pemex Finance Ltd., 6.55%, 2/15/2008	5,280,000	5,695,642
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	140,000	157,500
TCI Communication Finance, 9.65%, 3/31/2027	50,000	57,875
Thornburg Mortgage, Inc., 8.0%, 5/15/2013	290,000	297,250
Verizon Global Funding Corp., 7.25%, 12/1/2010	4,565,000	5,179,504
Wachovia Corp., 7.5%, 7/15/2006	1,110,000	1,261,714
Wells Fargo & Co., 7.55%, 6/21/2010	5,700,000	6,645,100
		73,080,158
Health Care 0.1%
AmerisourceBergen Corp., 7.25%, 11/15/2012	490,000	512,050
Tenet Healthcare Corp.:
6.375%, 12/1/2011	265,000	240,488
7.375%, 2/1/2013	305,000	289,750
		1,042,288
Industrials 2.2%
Allied Waste North America, Inc.:
Series B, 8.5%, 12/1/2008	460,000	485,300
Series B, 10.0%, 8/1/2009	605,000	637,519
Ami Semiconductor, Inc., 10.75%, 2/1/2013	55,000	62,150
Argo-Tech Corp., 8.625%, 10/1/2007	50,000	46,500
AutoNation, Inc., 9.0%, 8/1/2008	435,000	478,500
Avondale Mills, Inc., 10.25%, 7/1/2013	225,000	219,375
BAE System 2001 Asset Trust "B", Series 2001, 7.156%, 12/15/2011	4,156,649	4,477,406
Browning-Ferris Industries:
7.4%, 9/15/2035	135,000	117,450
9.25%, 5/1/2021	55,000	58,713
Case New Holland, Inc., 9.25%, 8/1/2011	180,000	174,600
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	80,000	83,200
Corrections Corp. of America, 9.875%, 5/1/2009	205,000	225,500
CP Ships Ltd., 10.375%, 7/15/2012	210,000	228,900
Dana Corp.:
7.0%, 3/1/2029	180,000	151,200
10.125%, 3/15/2010	310,000	336,350
Day International Group, Inc., 11.125%, 6/1/2005	170,000	170,850
Delta Air Lines, Inc., 7.7%, 12/15/2005	95,000	85,500
Delta Airlines, Series 2002-1, 6.718%, 1/2/2023	3,037,168	3,127,448
Eagle-Picher, Inc., 9.75%, 9/1/2013	115,000	114,080
Esterline Technologies, 7.75%, 6/15/2013	110,000	113,300
Flextronics International Ltd., 6.5%, 5/15/2013	375,000	346,875
General Motors Corp., 7.2%, 1/15/2011	1,315,000	1,312,938
Golden State Petroleum Transportation, 8.04%, 2/1/2019	155,000	138,857
Hercules, Inc., 11.125%, 11/15/2007	591,000	685,560
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008	80,000	85,200
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	185,000	208,125
ISP Holdings, Inc., Series B, 10.625%, 12/15/2009	60,000	63,600
Kansas City Southern:
7.5%, 6/15/2009	225,000	232,875
9.5%, 10/1/2008	365,000	403,325
Meritage Corp., 9.75%, 6/1/2011	50,000	54,250
Millennium America, Inc.:
7.0%, 11/15/2006	700,000	686,000
7.625%, 11/15/2026	95,000	81,700
9.25%, 6/15/2008	370,000	379,250
Mobile Mini, Inc., 9.5%, 7/1/2013	145,000	152,250
Overseas Shipholding Group, 8.75%, 12/1/2013	90,000	96,413
Raytheon Co., 8.2%, 3/1/2006	3,790,000	4,310,833
Seabulk International, Inc., 9.5%, 8/15/2013	175,000	174,125
Tech Olympic USA, Inc., 10.375%, 7/1/2012	95,000	101,650
Westinghouse Air Brake, 6.875%, 7/31/2013	135,000	135,675
Westlake Chemical Corp., 8.75%, 7/15/2011	360,000	358,200
Xerox Corp., 9.75%, 1/15/2009	235,000	253,800
		21,655,342
Information Technology 0.0%
Cooperative Computing, 10.5%, 6/15/2011	50,000	51,250
Materials 1.0%
ARCO Chemical Co.:
9.8%, 2/1/2020	610,000	524,600
10.25%, 11/1/2010	95,000	88,825
Caraustar Industries, Inc., 9.875%, 4/1/2011	270,000	270,000
Cascades, Inc., 7.25%, 2/15/2013	315,000	308,700
CBD Media/CBD Finance, 8.625%, 6/1/2011	100,000	103,000
Dan River, Inc., 12.75%, 4/15/2009	50,000	38,500
Dow Chemical Co., 7.0%, 8/15/2005	2,225,000	2,404,110
Equistar Chemical/ Funding Corp., 10.625%, 5/1/2011	70,000	69,300
Equistar Chemicals LP, 8.75%, 2/15/2009	1,280,000	1,193,600
Euramax International PLC, 8.5%, 8/15/2011	155,000	153,743
Fibermark, Inc., 10.75%, 4/15/2011	80,000	74,400
Georgia-Pacific Corp.:
7.7%, 6/15/2015	380,000	349,600
8.0%, 1/15/2014	65,000	64,350
8.875%, 2/1/2010	240,000	249,600
8.875%, 5/15/2031	790,000	738,650
9.375%, 2/1/2013	145,000	153,700
Huntsman ADV Materials, 11.0%, 7/15/2010	50,000	53,000
IMC Global, Inc., 10.875%, 8/1/2013	145,000	142,825
Louisiana Pacific Corp., 10.875%, 11/15/2008	120,000	136,800
Owens-Brockway Glass Container, 8.25%, 5/15/2013	210,000	212,100
Owens-Illinois, Inc., 7.5%, 5/15/2010	80,000	76,400
Rockwood Specialties Corp., 10.625%, 5/15/2011	70,000	71,925
Texas Industries, Inc., 10.25%, 6/15/2011	185,000	193,325
Toll Corp., 8.25%, 2/1/2011	305,000	330,925
United States Steel LLC, 9.75%, 5/15/2010	95,000	91,200
Weyerhaeuser Co., 7.375%, 3/15/2032	1,990,000	2,059,811
		10,152,989
Telecommunication Services 0.5%
ACC Escrow Corp., 10.0%, 8/1/2011	380,000	381,900
Bell Atlantic Maryland, 8.3%, 8/1/2031	2,145,000	2,573,103
DirecTV Holdings, 8.375%, 3/15/2013	70,000	77,350
Insight Midwest, 9.75%, 10/1/2009	50,000	51,750
Nextel Communications, Inc.:
7.375%, 8/1/2015	60,000	58,500
9.5%, 2/1/2011	440,000	481,800
Qwest Services Corp., 5.625%, 11/15/2008	965,000	858,850
Shaw Communications, Inc., 8.25%, 4/11/2010	235,000	253,213
Triton PCS, Inc., 8.5%, 6/1/2013	75,000	78,000
		4,814,466
Utilities 3.9%
AES Corp., 9.0%, 5/15/2015	60,000	59,250
Alabama Power Co., 7.125%, 8/15/2004	6,500,000	6,880,582
American Electric Power, 5.375%, 3/15/2010	7,550,000	7,683,484
CMS Energy Corp.:
7.5%, 1/15/2009	690,000	658,950
7.75%, 8/1/2010	235,000	223,250
8.5%, 4/15/2011	50,000	49,250
8.9%, 7/15/2008	65,000	64,350
Consumers Energy Co., Series AMBC, 6.875%, 3/1/2018	600,000	660,961
El Paso Production Holding Corp., 7.75%, 6/1/2013	260,000	238,550
Entergy Gulf States, 6.2%, 7/1/2033	7,885,000	6,969,433
MSW Energy Holdings/Finance, 8.5%, 9/1/2010	80,000	83,000
Nevada Power Co., Series E, 10.875%, 10/15/2009	65,000	73,450
Northeast Utilities, 3.3%, 6/1/2008	3,985,000	3,806,081
Pacificorp., 6.9%, 11/15/2011	725,000	805,492
PG&E Corp., 6.875%, 7/15/2008	115,000	116,725
Puget Sound Energy, Inc., 3.363%, 6/1/2008	2,910,000	2,799,609
Reliant Resources, Inc.:
9.25%, 7/15/2010	120,000	115,200
9.5%, 7/15/2013	60,000	57,600
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	350,000	322,000
Western Resources, Inc., 9.75%, 5/1/2007	335,000	368,919
Xcel Energy, Inc., 7.0%, 12/1/2010	5,440,000	5,919,900
		37,956,036
Total Corporate Bonds (Cost $214,120,122)		216,947,327

Foreign Bonds - US$ Denominated 7.4%
Brazilian Merchant Voucher, 5.911%, 6/15/2011	3,250,000	3,152,500
Conproca SA de CV, 12.0%, 6/16/2010	105,000	133,350
Crown Euro Holdings SA, 10.875%, 3/1/2013	55,000	58,300
Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,695,000	3,537,885
Eircom Funding, 8.25%, 8/15/2013	155,000	158,100
Euramax International PLC, 11.25%, 10/1/2006	145,000	147,900
Fage Dairy Industry SA, 9.0%, 2/1/2007	265,000	262,350
Federative Republic of Brazil, C Bond, 8.0%, 4/15/2014	307,853	266,102
France Telecom:
8.7%*, 3/1/2006	3,655,000	4,080,808
9.25%*, 3/1/2011	1,810,000	2,151,095
Gerdau Ameristeel Corp., 10.375%, 7/15/2011	50,000	48,000
Grupo Elektra SA de CV, 12.0%, 4/1/2008	140,000	146,300
IPSCO, Inc., 8.75%, 6/1/2013	55,000	54,725
LeGrand SA, 8.5%, 2/15/2025	95,000	96,900
Luscar Coal Ltd., 9.75%, 10/15/2011	150,000	169,500
Petroleos Mexicanos, 9.5%, 9/15/2027	1,200,000	1,386,000
QBE Insurance Group Ltd., 5.647%, 7/1/2023	5,355,000	4,922,771
Republic of Bulgaria, 8.25%, 1/15/2015	55,000	61,050
Republic of Chile, 5.625%, 7/23/2007	2,965,000	3,139,935
Royal Bank of Scotland: 7.375%, 4/29/2049	4,035,000	4,469,937
9.118%, 3/31/2049	10,755,000	13,208,194
Series 3, 7.816%, 11/1/2049	5,769,000	6,467,961
Royal Caribbean Cruises Ltd., 7.25%, 3/15/2018	95,000	88,825
Royal Caribbean International, 7.5%, 10/15/2027	80,000	70,400
Sappi Papier Holding AG, 7.5%, 6/15/2032	2,745,000	2,892,626
Stena AB:
8.75%, 6/15/2007	145,000	149,350
9.625%, 12/1/2012	95,000	104,381
Telus Corp., 8.0%, 6/1/2011	530,000	592,254
Tembec Industries, Inc.:
8.5%, 2/1/2011	465,000	439,425
8.625%, 6/30/2009	200,000	189,000
TFM SA de CV:
11.75%*, 6/15/2009	390,000	397,800
10.25%, 6/15/2007	195,000	200,850
12.5%, 6/15/2012	225,000	246,375
Tyco International Group SA:
5.8%, 8/1/2006	7,990,000	8,109,850
6.125%, 11/1/2008	340,000	338,300
6.125%, 1/15/2009	845,000	840,775
6.375%, 2/15/2006	4,080,000	4,202,400
6.375%, 10/15/2011	220,000	217,800
Ukraine Government, 7.65%, 6/11/2013	130,000	126,100
United Mexican States, 7.5%, 4/8/2033	4,510,000	4,307,050
Vicap SA, 11.375%, 5/15/2007	295,000	262,550
Vivendi Universal SA:
6.25%, 7/15/2008	255,000	248,944
9.25%, 4/15/2010	510,000	567,375
Yell Finance BV, Step-up Coupon, 0% to 8/1/2006, 13.5% to 8/1/2011	39,000	33,150
Total Foreign Bonds - US$ Denominated (Cost $72,715,881)		72,745,243

Convertible Bonds 0.1%
DIMON, Inc., 6.25%, 3/31/2007	160,000	150,400
Nortel Networks Corp., 4.25%, 9/1/2008	175,000	147,061
Parker Drilling Co., 5.5%, 8/1/2004	275,000	275,000
Total Convertible Bonds (Cost $561,080)		572,461

Asset Backed 18.9%
Automobile Receivables 8.4%
AmeriCredit Automobile Receivables Trust:
"A4", Series 2002-B, 4.46%, 4/12/2009	11,580,000	11,939,974
"A4", Series 2001-C, 5.01%, 7/14/2008	11,130,000	11,564,763
Household Automotive Trust "A4A", Series 2002-3, 3.44%, 5/18/2009	12,345,000	12,477,282
MMCA Automobile Trust "A4":
Series 2002-3, 3.57%, 8/17/2009	12,775,000	12,828,667
Series 2002-2, 4.3%, 3/15/2010	5,125,000	5,156,946
Series 2002-1, 5.37%, 1/15/2010	4,066,777	4,070,204
WFS Financial Owner Trust:
"A4", Series 2002-3, 3.5%, 2/20/2010	11,220,000	11,436,112
"A4", Series 2002-2, 4.5%, 2/20/2010	12,790,000	13,310,957
		82,784,905
Credit Card Receivables 0.2%
Bank One Issuance Trust "A1", Series 2002-A1, 1.211%*, 1/15/2010	2,000,000	2,003,810
Home Equity Loans 5.0%
AQ Finance NIM Trust:
"Note", Series 2003-N2A, 9.3%, 3/25/2033	3,149,580	3,144,659
"Note", Series 2003-N1, 9.37%, 3/25/2033	3,525,589	3,525,589
Asset Backed Securities Corp. Home Equity, Series 2003-HE2, 7.0%, 2/25/2018	4,161,188	4,077,965
Centex Home Equity "AF6":
Series 2002-D, 4.66%, 12/25/2032	8,570,000	8,516,032
Series 2000-D, 6.93%, 1/25/2031	4,000,000	4,327,449
Countrywide Home Loans "Note", Series 2002-3NIM, 9.0%, 9/25/2032	10,799,774	10,854,972
Long Beach Mortgage Loan Trust "M3", Series 2001-4, 3.85%, 3/25/2032	5,210,000	4,903,484
Oakwood Mortgage Investors, Inc. "A2", Series 2002-B, 5.19%, 9/15/2019	6,900,000	6,980,317
Residential Asset Securities Corp. "A16", Series 2000-KS1, 7.905%, 2/25/2031	2,940,268	3,157,038
		49,487,505
Manufactured Housing Receivables 0.7%
Green Tree Financial Corp. "A5", Series 1996-5, 7.05%, 1/15/2019	6,800,000	6,914,478
Miscellaneous 4.6%
Detroit Edison Securitization Funding LLC "A6", Series 2001-1, 6.62%, 3/1/2016	17,724,000	19,282,934
Federal Home Loan Mortgage Corp. "3A", Series T-41, 7.5%, 7/25/2032	4,166,467	4,588,218
Northwest Airlines, Series 1999-3, 7.935%, 10/1/2020	4,334,957	4,613,305
PSE&G Transition Funding LLC "A7":
Series 2001-1, 6.75%, 6/15/2016	10,280,000	11,292,783
Series 2001-1, 6.89%, 12/15/2017	4,970,000	5,513,357
		45,290,597
Total Asset Backed (Cost $184,156,046)		186,481,295

US Treasury Obligations 11.2%
US Treasury Bond:
5.375%, 2/15/2031	265,000	263,675
6.0%, 2/15/2026	28,626,000	30,550,440
US Treasury Note:
1.625%, 4/30/2005	46,169,000	46,129,341
5.0%, 8/15/2011	9,866,000	10,365,851
6.125%, 8/15/2007	16,820,000	18,853,504
US Treasury STRIP:
Principal only, 4.92%**, 5/15/2013	615,000	382,159
Principal only, 6.01%**, 8/15/2026	14,961,000	3,901,425
Total US Treasury Obligations (Cost $116,411,623)		110,446,395

US Government Agency Pass-Thrus 14.5%
Federal Home Loan Mortgage Corp., 5.0%, 8/1/2033 (d)	4,960,000	4,739,875
Federal National Mortgage Association:
4.5%, 8/1/2018 (d)	5,530,000	5,383,123
5.0% with various maturities until 8/1/2033 (d)	13,956,855	13,479,383
5.5% with various maturities until 8/1/2033	45,801,097	45,980,024
6.0%, 11/1/2017	6,662,757	6,902,760
6.0%, 9/1/2029 (e)	14,387,000	14,526,410
6.061%, 5/1/2012	18,809,628	20,658,614
6.37%, 1/1/2008	3,824,000	4,268,595
6.5% with various maturities until 9/1/2032	23,177,469	23,953,647
8.0%, 9/1/2015	2,202,117	2,366,414
Total US Government Agency Pass-Thrus (Cost $143,640,592)		142,258,845

Collateralized Mortgage Obligations 19.0%
Bank of America Mortgage Securities "1A34", Series 2002-8, 5.5%, 9/25/2032	3,135,764	3,137,476
Federal Home Loan Mortgage Corp.:
"LA", Series 2643, 4.5%, 9/15/2018	7,295,000	7,513,850
"1A2B", Series T-48, 4.688%, 7/25/2022	5,510,000	5,695,132
"DB", Series 2483, 5.5%, 9/15/2012	9,435,000	9,492,108
"GD", Series 2497, 5.5%, 7/15/2014	9,099,679	9,390,187
"CH", Series 2390, 5.5%, 12/15/2016	2,900,000	2,967,215
"PE", Series 2522, 5.5%, 3/15/2022	11,050,000	11,245,288
"PB", Series 2477, 5.5%, 8/15/2032	5,484,000	5,554,477
"PE", Series 2450, 6.0%, 7/15/2021	6,070,000	6,342,336
Federal National Mortgage Association:
"2A3", Series 2001-4, 4.16%, 6/25/2042	4,431,534	4,451,919
"PU", Series 2003-33, 4.5%, 5/25/2033	8,130,668	8,311,697
"A2", Series 2002-W9, 4.7%, 8/25/2042	3,535,000	3,625,461
"A2", Series 2002-W10, 4.7%, 8/25/2042	3,535,000	3,644,406
"C", Series 2002-M2, 4.717%, 8/25/2012	9,425,000	9,260,102
"OG", Series 2001-69, 5.5%, 12/25/2016	2,005,750	2,027,616
"PG", Series 2002-3, 5.5%, 2/25/2017	3,750,000	3,792,955
"QC", Series 2002-11, 5.5%, 3/15/2017	4,270,000	4,406,386
"A2", Series 2002-W3, 5.5%, 10/25/2021	9,674,000	9,845,617
"VD", Series 2002-56, 6.0%, 4/25/2020	2,050,000	2,101,950
"H", Series 2001-11, 6.0%, 7/18/2025	489,271	491,494
"B", Series 1999-32, 6.0%, 7/25/2029	2,070,000	2,084,381
"AN", Series 2000-27, 6.0%, 8/25/2030	2,365,000	2,365,392
"ZQ", Series G92-9, 7.0%, 12/25/2021	5,128,558	5,281,119
"A2", Series 2002-T4, 7.0%, 12/25/2041	11,345,620	12,288,725
"A5", Series 2002-W4, 7.5%, 5/25/2042	4,030,535	4,436,108
"2A", Series 2002-W6, 7.5%, 6/25/2042	10,784,551	11,869,746
"AD", Series 2002-16, 8.5%, 4/25/2032	2,760,856	2,772,820
GSR Mortgage Loan Trust "1A9", Series 2002-6F, 6.0%, 7/25/2032	531,634	531,160
Master Asset Securitization Trust "8A1", Series 2003-6, 5.5%, 7/25/2033	9,346,956	9,451,451
Structured Asset Securities Corp. "2A1", Series 2003-1, 6.0%, 2/25/2018	7,262,005	7,475,176
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2003-6, 5.0%, 6/25/2018	9,361,444	9,109,713
"1A3", Series 2002-18, 6.0%, 12/25/2032	6,342,287	6,417,893
Total Collateralized Mortgage Obligations (Cost $187,998,553)		187,381,356

Government National Mortgage Association 0.5%
Government National Mortgage Association, 7.0%, 12/15/2008 (Cost $5,028,603)	4,709,256	5,032,451
Municipal Investments 3.0%
Brockton, MA, Core City GO, Economic Development, Series A, 6.45%, 5/1/2017 (b)	1,825,000	1,968,901
Illinois, State GO, General Obligation, 4.95%, 6/1/2023	6,485,000	5,836,111
Maryland, Airport Revenue, Transportation Authority Limited Obligation, 6.65%, 7/1/2032 (b)	4,800,000	5,087,376
Muscatine, IA, Electric Revenue, 3.96%, 1/1/2008 (b)	3,000,000	3,014,430
Portland, OR, Industrial Development Revenue, 3.8%, 6/15/2012 (b)	1,955,000	1,788,454
Union County, NJ, Student Loans Revenue, Improvement Authority, 5.29%, 4/1/2018 (b)	4,245,000	4,139,045
Virgin Islands, Port Authority, Marine Revenue, Series B, 5.08%, 9/1/2013 (b)	3,600,000	3,568,212
Washington, Industrial Development Revenue, Economic Development Financial Authority, CSC Tacoma LLC, Project, Series A, 3.8%, 10/1/2011 (b)	1,335,000	1,247,157
West Valley City, UT, State GO, Building Authority, 7.67%, 5/1/2006	2,150,000	2,400,905
Total Municipal Investments (Cost $29,682,023)		29,050,591

	Shares	Value ($)

Preferred Stocks 0.0%
TNP Enterprises, Inc. (Cost $55,425)	736	49,329

Convertible Preferred Stocks 0.0%
Hercules Trust II (Cost $188,248)	310	206,197

Cash Equivalents 7.0%
Scudder Cash Management QP Trust, 1.08% (c) (Cost $68,438,319)	68,438,319	68,438,319

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,022,996,515) (a)	103.6	1,019,609,809
Other Assets and Liabilities, Net	(3.6)	(35,777,038)
Net Assets	100.0	983,832,771

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2003.
** Bond equivalent yield to maturity; not a coupon rate.
(a) The cost for federal income tax purposes was $1,023,937,297. At July 31, 2003, net unrealized depreciation for all securities based on tax cost was $4,327,488. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,723,668 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,051,156.
(b) Bond is insured by one of these companies: AMBAC, FGIC, FSA or MBIA.
(c) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Mortgage dollar rolls included.
(e) When-issued or forward delivery pools included.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of July 31, 2003 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $954,558,196)	$ 951,171,490
Investment in Scudder Cash Management QP Trust (cost $68,438,319)	68,438,319
Total investments in securities, at value (cost $1,022,996,515)	1,019,609,809
Receivable for investments sold	70,340,654
Interest receivable	9,654,270
Receivable for Fund shares sold	465,620
Total assets	1,100,070,353
Liabilities
Payable for investments purchased	41,353,186
Payable for when-issued and forward delivery securities	14,743,154
Payable for investments purchased - mortgage dollar rolls	57,769,998
Payable for Fund shares redeemed	1,457,595
Deferred mortgage dollar roll income	110,075
Accrued management fee	416,517
Other accrued expenses and payables	387,057
Total liabilities	116,237,582
Net assets, at value	$ 983,832,771
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(2,987,185)
Net unrealized appreciation (depreciation) on investments	(3,386,706)
Accumulated net realized gain (loss)	(84,886,096)
Paid-in capital	1,075,092,758
Net assets, at value	$ 983,832,771

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of July 31, 2003 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($291,469,570 / 23,097,608 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.62
Maximum offering price per share (100 / 95.5 of $12.62)	$ 13.21
Class B
Net Asset Value, and offering redemption price (subject to contingent deferred sales charge) per share ($55,834,263 / 4,424,140 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 12.62
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($21,011,601 / 1,665,051 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 12.62
Maximum offering price per share (100 / 99.00 of $12.62)	$ 12.75
Class I Net Asset Value, offering and redemption price per share ($801,566 / 63,510 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.62
Class AARP Net Asset Value, offering and redemption price per share ($174,895,566 / 13,860,566 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.62
Class S Net Asset Value, offering and redemption price per share ($439,820,205 / 34,851,838 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.62

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended July 31, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 8,669
Interest	22,501,235
Interest - Scudder Cash Management QP Trust	437,819
22,947,723
Expenses: Management fee	2,714,014
Administrative fee	1,530,872
Distribution service fees	787,071
Trustees' fees and expenses	17,874
Other	12,753
Total expenses, before expense reductions	5,062,584
Expense reductions	(570)
Total expenses, after expense reductions	5,062,014
Net investment income	17,885,709
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	19,352,092
Net unrealized appreciation (depreciation) during the period on investments	(26,393,093)
Net gain (loss) on investment transactions	(7,041,001)
Net increase (decrease) in net assets resulting from operations	$ 10,844,708

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended July 31, 2003 (Unaudited)	Year Ended January 31, 2003
Operations: Net investment income	$ 17,885,709	$ 52,625,834
Net realized gain (loss) on investment transactions	19,352,092	1,807,007
Net unrealized appreciation (depreciation) on investment transactions during the period	(26,393,093)	22,705,275
Net increase (decrease) in net assets resulting from operations	10,844,708	77,138,116
Distributions to shareholders from: Net investment income: Class A	(5,919,876)	(15,084,806)
Class B	(983,803)	(2,614,211)
Class C	(362,182)	(925,802)
Class I	(111,508)	(622,793)
Class AARP	(3,766,575)	(8,203,206)
Class S	(9,722,291)	(29,543,786)
Fund share transactions: Proceeds from shares sold	102,763,017	273,937,180
Reinvestment of distributions	16,135,181	45,031,379
Cost of shares redeemed	(168,618,570)	(520,634,984)
Net increase (decrease) in net assets from Fund share transactions	(49,720,372)	(201,666,425)
Increase (decrease) in net assets	(59,741,899)	(181,522,913)
Net assets at beginning of period	1,043,574,670	1,225,097,583
Net assets at end of period (including accumulated distributions in excess of net investment income of $2,987,185 and $6,659, respectively)	$ 983,832,771	$ 1,043,574,670

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended January 31,	2003[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.76	$ 12.51	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.22	.56	.40
Net realized and unrealized gain (loss) on investment transactions	(.11)	.29	(.12)
Total from investment operations	.11	.85	.28
Less distributions from: Net investment income	(.25)	(.60)	(.41)
Net asset value, end of period	$ 12.62	$ 12.76	$ 12.51
Total Return (%)[d]	.87**	7.03	2.26**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	291	301	313
Ratio of expenses (%)	1.08*	1.07	1.07*
Ratio of net investment income (%)	3.37*	4.46	5.28*
Portfolio turnover rate (%)	248e*	235[e]	152[e]
[a] For the six months ended July 31, 2003 (Unaudited).
[b] For the period from June 25, 2001 (commencement of sales of Class A shares) to January 31, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The portfolio turnover rate including mortgage dollar roll transactions was 285%, 259% and 180% for the periods ended July 31, 2003, January 31, 2003 and January 31, 2002, respectively.
* Annualized
** Not annualized

Class B
Years Ended January 31,	2003[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.76	$ 12.51	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.17	.47	.35
Net realized and unrealized gain (loss) on investment transactions	(.10)	.29	(.12)
Total from investment operations	.07	.76	.23
Less distributions from: Net investment income	(.21)	(.51)	(.36)
Net asset value, end of period	$ 12.62	$ 12.76	$ 12.51
Total Return (%)[d]	.49**	6.22	1.80**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	56	65	68
Ratio of expenses (%)	1.83*	1.83	1.82*
Ratio of net investment income (%)	2.62*	3.70	4.53*
Portfolio turnover rate (%)	248e*	235[e]	152[e]
[a] For the six months ended July 31, 2003 (Unaudited).
[b] For the period from June 25, 2001 (commencement of sales of Class B shares) to January 31, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The portfolio turnover rate including mortgage dollar roll transactions was 285%, 259% and 180% for the periods ended July 31, 2003, January 31, 2003 and January 31, 2002, respectively.
* Annualized
** Not annualized

Class C
Years Ended January 31,	2003[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.76	$ 12.51	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.17	.48	.35
Net realized and unrealized gain (loss) on investment transactions	(.10)	.29	(.12)
Total from investment operations	.07	.77	.23
Less distributions from: Net investment income	(.21)	(.52)	(.36)
Net asset value, end of period	$ 12.62	$ 12.76	$ 12.51
Total Return (%)[d]	.54**	6.33	1.86**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	22	23
Ratio of expenses (%)	1.73*	1.73	1.72*
Ratio of net investment income (%)	2.72*	3.80	4.63*
Portfolio turnover rate (%)	248e*	235[e]	152[e]
[a] For the six months ended July 31, 2003 (Unaudited).
[b] For the period from June 25, 2001 (commencement of sales of Class C shares) to January 31, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The portfolio turnover rate including mortgage dollar roll transactions was 285%, 259% and 180% for the periods ended July 31, 2003, January 31, 2003 and January 31, 2002, respectively.
* Annualized
** Not annualized

Class I
Years Ended January 31,	2003[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.76	$ 12.52	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.25	.62	.44
Net realized and unrealized gain (loss) on investment transactions	(.11)	.28	(.11)
Total from investment operations	.14	.90	.33
Less distributions from: Net investment income	(.28)	(.66)	(.45)
Net asset value, end of period	$ 12.62	$ 12.76	$ 12.52
Total Return (%)	1.09**	7.33	2.69**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	13	14
Ratio of expenses (%)	.63*	.63	.62*
Ratio of net investment income (%)	3.82*	4.90	5.73*
Portfolio turnover rate (%)	248d*	235[d]	152[d]
[a] For the six months ended July 31, 2003 (Unaudited).
[b] For the period from June 25, 2001 (commencement of sales of Class I shares) to January 31, 2002.
[c] Based on average shares outstanding during the period.
[d] The portfolio turnover rate including mortgage dollar roll transactions was 285%, 259% and 180% for the periods ended July 31, 2003, January 31, 2003 and January 31, 2002, respectively.
* Annualized
** Not annualized

Class AARP
Years Ended January 31,	2003[a]	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.75	$ 12.51	$ 12.71	$ 12.19
Income (loss) from investment operations: Net investment income[d]	.23	.59	.72	.39
Net realized and unrealized gain (loss) on investment transactions	(.09)	.28	(.18)	.55
Total from investment operations	.14	.87	.54	.94
Less distributions from: Net investment income	(.27)	(.63)	(.74)	(.42)
Net asset value, end of period	$ 12.62	$ 12.75	$ 12.51	$ 12.71
Total Return (%)	.99**	7.29	4.26	7.93**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	175	173	157	131
Ratio of expenses (%)	.83*	.83	.85	.91*
Ratio of net investment income (%)	3.62*	4.70	5.63	6.30*
Portfolio turnover rate (%)	248e*	235[e]	152[e]	260
[a] For the six months ended July 31, 2003 (Unaudited).
[b] As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to February 1, 2001 are included as interest income. The effect of these changes for the year ended January 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 5.73% to 5.63%. Per share data and ratios for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
[c] For the period from July 31, 2000 (commencement of sales of Class AARP shares) to January 31, 2001.
[d] Based on average shares outstanding during the period.
[e] The portfolio turnover rate including mortgage dollar roll transactions was 285%, 259% and 180% for the periods ended July 31, 2003, January 31, 2003 and January 31, 2002, respectively.
* Annualized
** Not annualized

Class S
Years Ended January 31,	2003[a]	2003	2002[b]	2001	2000	1999[c]	1998[d]
Selected Per Share Data
Net asset value, beginning of period	$ 12.76	$ 12.51	$ 12.72	$ 12.21	$ 13.36	$ 13.24	$ 13.46
Income (loss) from investment operations:
Net investment income[e]	.23	.59	.72	.80	.79	.07	.81
Net realized and unrealized gain (loss) on investment transactions	(.10)	.29	(.19)	.63	(1.13)	.05	.00[f]
Total from investment operations	.13	.88	.53	1.43	(.34)	.12	.81
Less distributions from: Net investment income	(.27)	(.63)	(.74)	(.92)	(.81)	-	(.79)
Net realized gains on investment transactions	-	-	-	-	-	-	(.24)
Total distributions	(.27)	(.63)	(.74)	(.92)	(.81)	-	(1.03)
Net asset value, end of period	$ 12.62	$ 12.76	$ 12.51	$ 12.72	$ 12.21	$ 13.36	$ 13.24
Total Return (%)	.99**	7.29	4.26	12.21[g]	(2.61)[g,h]	.91g**	6.11[g]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	440	469	650	705	688	786	806
Ratio of expenses before expense reductions (%)	.83*	.83	.85	1.26[i]	1.44	1.50*	1.33
Ratio of expenses after expense reductions (%)	.83*	.83	.85	.97[i]	.95	.95*	.99
Ratio of net investment income (%)	3.62*	4.70	5.63	6.54	6.19	5.85*	5.98
Portfolio turnover rate (%)	248j*	235[j]	152[j]	260	81	21**	126
[a] For the six months ended July 31, 2003 (Unaudited).
[b] As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to February 1, 2001 are included as interest income. The effect of these changes for the year ended January 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 5.73% to 5.63%. Per share data and ratios for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
[c] For the one month ended January 31, 1999. On August 10, 1998, the Fund changed its fiscal year end from December 31 to January 31.
[d] For the year ended December 31.
[e] Based on average shares outstanding during the period.
[f] Amount is less than $.005.
[g] Total returns would have been lower had certain expenses not been reduced.
[h] If the Advisor had not reimbursed the Fund for losses incurred in connection with portfolio securities trading, the total return for the year ended January 31, 2000 would have been lower.
[i] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.21% and .93%, respectively.
[j] The portfolio turnover rate including mortgage dollar roll transactions was 285%, 259% and 180% for the periods ended July 31, 2003, January 31, 2003 and January 31, 2002, respectively.
* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Income Fund (the "Fund") is a diversified series of Scudder Portfolio Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to a 1% initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to February 3, 2003, Class C shares were offered without an initial sales charge. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At January 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $99,361,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until January 31, 2007 ($3,858,000), January 31, 2008 ($44,634,000), January 31, 2009 ($45,354,000) and January 31, 2011 ($5,515,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

From November 1, 2002 through January 31, 2003, the Fund incurred approximately $3,317,000 of net capital realized losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending January 31, 2004.

Distribution of Income and Gains. All of the net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities and securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At January 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a net tax basis were as follows:

Undistributed ordinary income*	$ -
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (99,361,000)
Net unrealized appreciation (depreciation) on investments	$ 21,523,727

In addition, the tax character of distributions paid by the Fund is summarized as follows:

	Years ended January 31,
	2003	2002
Distributions from ordinary income*	$ 56,994,604	$ 62,706,407

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended July 31, 2003, purchases and sales of investment securities (excluding short-term investments, US Treasury obligations and mortgage dollar rolls) aggregated $682,136,692 and $646,316,240, respectively. Purchases and sales of US Treasury obligations aggregated $560,461,737 and $650,429,790, respectively. Purchases and sales of mortgage dollar rolls aggregated $183,529,808 and $184,105,965, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.55% of the first $250,000,000 of the Fund's average daily net assets, 0.52% of the next $750,000,000 of such net assets, 0.50% of the next $1,500,000,000 of such net assets, 0.48% of the next $2,500,000,000 of such net assets, 0.45% of the next $2,500,000,000 of such net assets, 0.43% of the next $2,500,000,000 of such net assets, 0.41% of the next $2,500,000,000 of such net assets and 0.40% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly.

Accordingly, for the six months ended July 31, 2003, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.53% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.30%, 0.30%, 0.20%, 0.10%, 0.30% and 0.30%, of the average daily net assets for Class A, B, C, I, AARP and S respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B, C and I shares of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. Scudder Trust Company, also an affiliate of the Advisor, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. These affiliated entities in turn entered into various agreements with third-party service providers to provide these services. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended July 31, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at July 31, 2003
Class A	$ 449,816	$ 75,911
Class B	92,419	14,869
Class C	21,988	3,707
Class I	2,364	93
Class AARP	269,146	46,910
Class S	695,139	116,596
	$ 1,530,872	$ 258,086

The Administrative Agreement between the Advisor and the Fund will terminate effective September 30, 2003 and the Fund will directly bear the cost of those expenses formerly covered under the Administrative Agreement. Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain operating expenses of each class at 0.90% of average daily net assets (excluding certain expenses such as Rule 12b-1 and/or service fees, trustee and trustee counsel fees, extraordinary expenses, taxes, brokerage and interest).

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Classes B and C shares. Pursuant to the Agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Classes B and C shares. For the six months ended July 31, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at July 31, 2003
Class B	$ 231,048	$ 37,108
Class C	82,455	13,921
	$ 313,503	$ 51,029

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended July 31, 2003, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at July 31, 2003	Effective Rate
Class A	$ 369,747	$ 60,132.25%
Class B	76,521	12,451.25%
Class C	27,300	4,776.25%
	$ 473,568	$ 77,359

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended July 31, 2003 aggregated $12,057. There were no underwriting commissions paid in connection with the distribution of Class C shares for the six months ended July 31, 2003.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended July 31, 2003, the CDSC for Classes B and C shares aggregated $81,237 and $3,084, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended July 31, 2003, SDI received $30,565.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust"), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated fund's investment in the QP Trust.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended July 31, 2003, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $570 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended July 31, 2003		Year Ended January 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,119,464	$ 27,484,010	5,924,076	$ 74,309,299
Class B	695,836	8,978,714	2,682,968	33,755,836
Class C	225,728	2,920,940	541,998	6,816,975
Class I	43,837	562,888	273,901	3,466,875
Class AARP	1,706,180	22,063,627	3,518,893	44,141,437
Class S	3,153,045	40,752,838	8,896,500	111,446,758
		$ 102,763,017		$ 273,937,180
Shares issued to shareholders in reinvestment of distributions
Class A	323,171	$ 4,167,828	842,369	$ 10,540,642
Class B	59,944	772,847	158,874	1,988,980
Class C	21,247	273,996	55,708	696,848
Class I	8,712	111,508	49,798	622,791
Class AARP	181,506	2,341,387	385,458	4,825,141
Class S	656,584	8,467,615	2,107,944	26,356,977
		$ 16,135,181		$ 45,031,379
Shares redeemed
Class A	(2,979,272)	$ (38,547,582)	(8,164,634)	$ (102,528,859)
Class B	(1,446,049)	(18,678,522)	(3,141,116)	(39,342,408)
Class C	(319,857)	(4,137,913)	(729,013)	(9,141,234)
Class I	(992,854)	(12,716,366)	(436,465)	(5,464,735)
Class AARP	(1,602,173)	(20,741,314)	(2,856,462)	(35,718,824)
Class S	(5,707,143)	(73,796,873)	(26,209,537)	(328,438,924)
		$ (168,618,570)		$ (520,634,984)
Net increase (decrease)
Class A	(536,637)	$ (6,895,744)	(1,398,189)	$ (17,678,918)
Class B	(690,269)	(8,926,961)	(299,274)	(3,597,592)
Class C	(72,882)	(942,977)	(131,307)	(1,627,411)
Class I	(940,305)	(12,041,970)	(112,766)	(1,375,069)
Class AARP	285,513	3,663,700	1,047,889	13,247,754
Class S	(1,897,514)	(24,576,420)	(15,205,093)	(190,635,189)
		$ (49,720,372)		$ (201,666,425)

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 621-1048 To speak with a Scudder service representative.
Written correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148

	Class A	Class B	Class C
Nasdaq Symbol	SZIAX	SZIBX	SZICX
CUSIP Number	811192-806	811192-889	811192-871
Fund Number	463	663	763

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	AINCX	SCSBX
Fund Number	163	063

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. To request the appropriate form, call 1-800-253-2277. With respect to accounts that are jointly held, an opt-out form received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:
For Classes A, B, and C: Scudder Investments, Attention: Correspondence - Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

For Class AARP: AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S: Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

July 2002

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Income Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Income Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               September 22, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2003
                                    ---------------------------